BALANCE SHEETS PARENTHETICAL (USD $)	Jun. 30, 2011	Dec. 31, 2010
Common stock par value	$ 0.001	$ 0.001
Common stock shares authorized	100,000,000	100,000,000
Common stock shares issued	4,269,950	4,269,950
Common stock shares outstanding	4,269,950	4,269,950